Summary of Significant Accounting Policies (Details) - Schedule of weighted average number of non-redeemable - Spartacus Acquisition Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator: Net loss allocable to Class A common stock subject to possible redemption
Amortized Interest income on marketable securities held in trust	$ 11,731	$ 35,814	$ 24,142
Less: interest available to be withdrawn for payment of taxes	(11,731)	(35,814)	24,142
Net income allocable to Class A common stock subject to possible redemption
Denominator: Weighted Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	$ 17,234,885	$ 16,948,707	8,663,166
Basic and Diluted net income per share, Redeemable Class A Common Stock (in Shares)	0	0
Numerator: Net income minus redeemable net earnings
Net loss	$ (10,283,681)	$ (4,441,634)	$ 3,733,764
Redeemable net earnings (in Shares)
Non-redeemable net income	$ (10,283,861)	$ (4,441,634)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, common stock (in Shares)	7,765,115	8,051,293	6,546,624
Basic and diluted net loss per share, common stock (in Dollars per share)	$ (1.32)	$ (0.55)	$ (0.57)